Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Financial instruments, measured at fair value

		Fair value measurements at reporting date using
Items	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$173,655	$0	$173,655	$0
Restricted cash	330,791	0	330,791	0
Restricted time deposits	101,519	0	101,519	0
Short-term investments	100,745	0	100,745	0
Equity investments with readily determinable fair values	9,457	9,457	0	0
The

following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2021
(in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$949,884	$0	$949,884	$0
Restricted cash	1,969	0	1,969	0
Short-term investments	399,345	0	399,345	0
Equity investments with readily determinable fair values	14,642	14,642	0	0
Long-term time deposits	189,007	0	189,007	0

Assets measured at fair value on nonrecurring basis

		Fair value measurements at reporting date using
Items	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,585	$0	$0	$2,585
Intangible assets, net	4,842	0	0	4,842
Goodwill	48,434	0	0	48,434

		Fair value measurements at reporting date using
Items	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,555	$0	$0	$2,555
Intangible assets, net	9,136	0	0	9,136
Goodwill	48,811	0	0	48,811